UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, MN    4/1/01
(Signature)                              (City/State)       (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:            1,139,238

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCEPCS                     COM              00790K109    30321   526400 SH       SOLE                   453100             73300
ADVENT SOFTWARE                COM              007974108    44918   802400 SH       SOLE                   690600            111800
AFFILIATED MANAGERS GROUP      COM              008252108    13324   237000 SH       SOLE                   204000             33000
ALBANY MOLECULAR RESEARCH      COM              012423109    25202   799300 SH       SOLE                   687900            111400
AMERICREDIT CORP               COM              03060R101    14404   310700 SH       SOLE                   267600             43100
AMSURG CORP-CL A               COM              03232P108     5278   280000 SH       SOLE                   240900             39100
ASTROPOWER INC.                COM              04644A101    17112   408600 SH       SOLE                   352000             56600
ATS MEDICAL INC                COM              002083103     7259   898400 SH       SOLE                   773900            124500
AWARE INC/MASS                 COM              05453N100     7359   917600 SH       SOLE                   789800            127800
BARRA INC                      COM              068313105    20469   444600 SH       SOLE                   382600             62000
BIOSITE DIAGNOSTICS INC        COM              090945106    16506   333800 SH       SOLE                   287300             46500
BUCA INC.                      COM              117769109    20487   992100 SH       SOLE                   854000            138100
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    31980  1181800 SH       SOLE                  1017200            164600
CABOT MICROELECTRONICS CORP    COM              12709P103    28764   449300 SH       SOLE                   386500             62800
CAMINUS CORP                   COM              133766105    23443   710400 SH       SOLE                   611500             98900
CHOICEPOINT INC                COM              170388102    26104   703600 SH       SOLE                   605350             98250
COMARCO INC.                   COM              200080109     5286   417550 SH       SOLE                   359500             58050
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    31425   945400 SH       SOLE                   813900            131500
CRYOLIFE INC.                  COM              228903100     5525   208500 SH       SOLE                   179500             29000
CSG SYSTEMS INTL INC           COM              126349109    52581   903300 SH       SOLE                   777500            125800
ELANTEC SEMICONDUCTOR INC      COM              284155108    17440   525000 SH       SOLE                   451900             73100
EXPEDITORS INTL WASH           COM              302130109    15199   303800 SH       SOLE                   261600             42200
EXPRESS SCRIPTS INC            COM              302182100    18228   214700 SH       SOLE                   184800             29900
FACTORY 2-U STORES             COM              303072102     9537   366100 SH       SOLE                   315000             51100
FACTSET RESH SYS INC           COM              303075105    41059  1156600 SH       SOLE                   995600            161000
FORRESTER RESEARCH INC         COM              346563109    10469   453000 SH       SOLE                   389800             63200
FORWARD AIR CORP               COM              349853101     9195   265000 SH       SOLE                   228100             36900
GETTY IMAGES INC               COM              374276103    23891   948800 SH       SOLE                   816700            132100
HOTEL RESERVATIONS INC         COM              441451101    30478   975300 SH       SOLE                   839400            135900
ICU MEDICAL INC                COM              44930G107    25412   660900 SH       SOLE                   568800             92100
ILLUMINET HOLDINGS INC         COM              452334105     6414   214000 SH       SOLE                   183500             30500
INSIGHT ENTERPRISES INC        COM              45765U103    14746   552300 SH       SOLE                   475100             77200
INTERCEPT GROUP INC            COM              45845L107    24898   880100 SH       SOLE                   757500            122600
INTRANET SOLUTIONS             COM              460939309    37526  1134400 SH       SOLE                   976400            158000
KENSEY NASH CORP               COM              490057106     9535   749000 SH       SOLE                   643200            105800
KRISPY KREME DOUGHNUTS INC     COM              501014104    10440   256900 SH       SOLE                   221200             35700
LABRANCHE & CO                 COM              505447102    20675   574300 SH       SOLE                   494400             79900
MACROVISION CORP               COM              555904101    47848   836800 SH       SOLE                   720300            116500
MEMBERWORKS INC                COM              586002107    25995  1055000 SH       SOLE                   908100            146900
MERCURY COMPUTER SYSTEMS INC   COM              589378108    40649   800500 SH       SOLE                   689100            111400
MICREL INC                     COM              594793101    20661   608400 SH       SOLE                   523700             84700
MINIMED INC COM                COM              60365K108    20545   514400 SH       SOLE                   442800             71600
MIPS TECHNOLOGIES INC          COM              604567107     6031   310100 SH       SOLE                   267000             43100
MOLDFLOW                       COM              608507109     4768   386100 SH       SOLE                   332300             53800
MOLECULAR DEVICES CORP         COM              60851C107     4876   253300 SH       SOLE                   218000             35300
MULTEX.COM INC                 COM              625367107    19442  1215100 SH       SOLE                  1045800            169300
OPTIMAL ROBOTICS CORP          COM              68388R208    20099   613700 SH       SOLE                   528200             85500
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    38529   992500 SH       SOLE                   854100            138400
QUICKLOGIC CORP                COM              74837P108     5401   900100 SH       SOLE                   775300            124800
RENAISSANCE LEARNING INC       COM              75968L105    21782   596600 SH       SOLE                   513400             83200
RETEK INC.                     COM              76128q109    23106   799800 SH       SOLE                   688400            111400
RIVERSTONE NETWORKS INC        COM              769320102    10797   759800 SH       SOLE                   654000            105800
SAFENET INC                    COM              78645R107     8725   556800 SH       SOLE                   479200             77600
SUREBEAM CORP                  COM              86866R102     6909   566300 SH       SOLE                   487500             78800
SURMODICS INC                  COM              868873100    39002   705400 SH       SOLE                   607200             98200
SYNPLICITY INC.                COM              87160Y108     9909   624800 SH       SOLE                   538200             86600
TRANSWITCH CORP                COM              894065101    11272   649700 SH       SOLE                   559250             90450